Risks and Concentration (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Risks and Concentration [Line Items]
Depreciation of foreign currency exchange rate risk	1.70%		2.30%
Appreciation of foreign currency exchange rate risk		8.50%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Risks and Concentration [Line Items]
Number of customer
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Risks and Concentration [Line Items]
Concentration risk, percentage	11.40%